Income Taxes	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Dominion Midstream is organized as an MLP, a pass-through entity for U.S. federal and state income tax purposes. Each unitholder is responsible for taking into account the unitholder’s respective share of Dominion Midstream’s items of taxable income, gain, loss and deduction in the preparation of income tax returns. Upon the closing of the Offering, Cove Point became a pass-through entity for U.S. federal and state income tax purposes.

Prior to the completion of the Offering, Cove Point was not treated as a partnership for U.S. federal and state income tax purposes. Its business activities were included in the consolidated U.S. federal and certain state income tax returns of Dominion or DCPI. DCG operated as a taxable corporation at the time of Dominion's acquisition of DCG. In March 2015, DCG converted to a single member limited liability company and as a result, became a disregarded entity for income tax purposes and was treated as a taxable division of its corporate parent. Its business activities from January 31, 2015 through March 31, 2015, will be included in the consolidated U.S. federal and certain state income tax returns of Dominion. Effective with the DCG Acquisition, DCG is treated as a component of Dominion Midstream for income tax purposes.

During the periods in which Cove Point and DCG were included in the consolidated U.S. federal and certain state income tax returns of Dominion or DCPI, Dominion Midstream's current income taxes were based on taxable income or loss, determined on a separate company basis, and, where applicable, settled in accordance with the principles of Dominion's intercompany tax sharing agreement. The settlement of DCG's federal and state income taxes payable and net deferred income taxes is reflected as an equity transaction in connection with the DCG Acquisition.

For the three months ended March 31, 2015 and 2014, the statutory U.S. federal income tax rate reconciles to the effective income tax rate as follows:

Three Months Ended March 31,	2015	2014
U.S. statutory rate	35.0%	35.0%
Partnership income not subject to income taxes(1)	(30.8)	—
Increases resulting from:
State taxes, net of federal benefit(2)	0.4	3.2
Effective tax rate	4.6%	38.2%

(1)	Reflects the pass-through entity status of Dominion Midstream, including the operations of DCG subsequent to the DCG Acquisition, and Cove Point.

(2)	2015 amounts are attributable to the operations of DCG prior to the DCG Acquisition, and 2014 amounts are attributable to Cove Point.

See Note 15 to the Consolidated Financial Statements in Dominion Midstream's Annual Report on Form 10-K for the year ended December 31, 2014 for additional information.